Components of Net Financing Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components Net Financing Leases [Line Items]
Capital Leases, Net Investment in Direct Financing Leases, Minimum Payments to be Received	$ 493,022	$ 503,447
Capital Leases, Net Investment in Direct Financing Leases, Unguaranteed Residual Values of Leased Property	134,198	129,927
Capital Leases, Net Investment in Direct Financing Leases, Initial Direct Costs	7,773	6,966
Capital Leases, Net Investment in Direct Financing Leases, Deferred Income	88,230	93,157
Capital Leases, Investment In Direct Financing Leases	546,763	547,183
Capital Leases, Net Investment in Direct Financing Leases, Allowance for Uncollectible Minimum Lease Payments	10,737	3,475
Capital Leases, Net Investment in Direct Financing Leases, Total	$ 536,026	$ 543,708